SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2023
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net	Research and development, net:

	Year Ended December 31,
	2023	2022	2021
Total costs	$386,745	$364,654	$319,083
Less - grants and participations	(2,441)	(2,414)	(2,118)
Less - capitalization of software development costs	(61,596)	(56,167)	(45,778)

	$322,708	$306,073	$271,187

Schedule of Financial Income (Expenses) and Other, Net	Financial expenses and other, net:

	Year Ended December 31,
	2023	2022	2021
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$13,813	$13,659	$13,751
Interest income	20,260	4,720	200

	34,073	18,379	13,951
Financial expenses:
Interest expense	(1,101)	(1,127)	(10,061)
Loss in respect of debt extinguishment	(53)	(1,206)	(13,969)
Debt issuance costs amortization	(2,015)	(1,996)	(610)
Exchangeable senior notes amortization of discount	(2,600)	(2,587)	(5,708)
Exchange rates differences	(3,297)	(301)	(4,131)
Other	(2,412)	(2,774)	(2,958)

	(11,478)	(9,991)	(37,437)

Other (expenses) Income, net	(122)	1,771	196

	$22,473	$10,159	$(23,290)

Schedule of Computation of Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2023	2022	2021
Net income to ordinary shareholders	$338,301	$265,945	$199,223
2.Denominator (in thousands):

	Year Ended December 31,
	2023	2022	2021
Denominator for basic net earnings per share:
Weighted average number of shares (thousand)	63,590	63,790	63,189
Effect of dilutive securities:
Add - employee stock options and RSU	995	894	1,605
Warrants issued in the exchangeable notes transaction	1,680	1,781	2,102

Denominator for diluted net earnings per share - adjusted weighted average shares (thousand)	$66,265	66,465	66,896